CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash VIE	$ 2,000	$ 2,000	$ 1,000
Current Liabilities
Accounts payables	5,000	3,000	27,000
Convertible notes payable, net of discount	0	14,000	423,000
Convertible notes payable, default	1,438,000	1,435,000	1,438,000
Notes payable VIE	310,000	475,000	475,000
Notes payable, net of discount	0	52,000	0
Notes payable, default	1,979,000	2,146,000	2,114,000
Accrued Interest VIE	114,000	109,000	71,000
Financing obligation VIE	1,263,000	1,263,000	1,263,000
Accrued interest due to related parties	$ 1,467,000	$ 1,448,000	$ 1,396,000
Stockholders' Deficit
Preferred Stock, share par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000,000	4,000,000,000	4,000,000,000
Common stock, shares issued	1,035,000	38,116,450	5,905,388
Common stock, shares outstanding	952,896,637	718,263,338	5,905,388
Preferred Stock Series A [Member]
Stockholders' Deficit
Preferred stock, shares authorized	100	100	100
Preferred stock, shares issued	3	3	3
Preferred stock, shares outstanding	3	3	3
Preferred Stock Series B [Member]
Stockholders' Deficit
Preferred Stock, share par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	36,667	36,667	36,667
Preferred stock, shares outstanding	36,667	36,667	36,667